Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital [Abstract]
Summary of capital structure
The table below summarizes the Company’s capital structure:

	Common Shares Number	in CHF thousands
		Share Capital	Share Premium
December 31, 2017	57,355,188	1,147	188,299
Issuance of Shares – Incentive Plans	207,145	4	537
Issuance of Shares – Public offering, net of transaction costs	10,000,000	200	109,313

December 31, 2018	67,562,333	1,351	298,149
Issuance of Shares – Incentive Plans	681,770	13	672
Conversion of Note Agreement, net of transaction costs	3,615,328	73	47,705
December 31, 2019	71,859,431	1,437	346,526